Transactions with Related Parties (Details Narrative) - USD ($)							1 Months Ended			12 Months Ended
	Dec. 20, 2021	Nov. 15, 2021	Nov. 15, 2021	Jun. 17, 2021	May 14, 2020	Oct. 28, 2015	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 17, 2021	Jun. 16, 2021	Mar. 30, 2021	Sep. 27, 2018
Related Party Transaction [Line Items]
Administration fees payable to related party										$ 1,632,000	$ 1,632,000	$ 1,628,000
Due from related parties										2,308	2,308
Due to related parties										3,967	3,967
Outstanding balance of promissory note										6,000,000	5,000,000
Cash on hand															$ 7,000,000
Due to related parties										6,962,000
Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				7.50%
Debt Instrument, Maturity Date	Apr. 01, 2024			Apr. 01, 2023
Debt Instrument, Face Amount	$ 6,000,000			$ 3,000,000									$ 1,000,000
Interest Payable													433,000
Fair value of shares issued for debt conversion				$ 1,000,000
Debt Instrument, Convertible, Conversion Price														$ 0.9165
Amount payable in cash													$ 1,000,000
Promissory Note [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Number of shares issued for debt conversion				1,091,062
Maritime Investors Promissory Note [Member]
Related Party Transaction [Line Items]
Promissory note issued						$ 2,500,000
Debt Instrument, Interest Rate, Stated Percentage					9.00%	2.75%										11.00%
Debt Instrument, Maturity Date						Jan. 15, 2017
Increase in promissory note issued						$ 5,000,000
Interest rate paid in cash					4.50%											1.00%
Debt Instrument, Maturity Date, Description					the Company entered into a second amendment to the Amended & Restated Promissory Note which (i) extended the repayment of the outstanding principal, in whole or in part, until the earlier of a) one year after the repayment of the credit facility of Eighthone with Entrust Global Permal (the “Credit Facility”) on September 2023 (see Note 7), b) January 15, 2024 and c) repayment of any Paid-In-Kind (“PIK”) interest and principal deficiency amount under the Credit Facility
Interest rate paid in common shares - effective from April 1, 2019					4.50%
Head Management Agreement With Related Party Commencement Date										335,000	452,000	395,000
Total cash paid during the year											226,000	225,000
Interest on promissory note settled in common shares early 2022												170,000
Interest on promissory note to be settled in common shares								$ 57,000	$ 57,000	226,000	$ 169,000	$ 113,000
Maritime Investors Promissory Note [Member] | Extended Maturity [Member]
Related Party Transaction [Line Items]
Debt Instrument, Maturity Date						Mar. 31, 2020
Promissory Note [Member]
Related Party Transaction [Line Items]
Total cash paid during the year										216,000
Interest on promissory note to be settled in common shares										55,000
Cash payable										$ 64,000
Promissory Note [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Total cash paid during the year							$ 64,000
SPP Shipbuilding Co. Ltd [Member] | Memorandum Of Agreement [Member]
Related Party Transaction [Line Items]
Senior loan facility maturities			7 years
Pyxis Maritime Corporation [Member]
Related Party Transaction [Line Items]
Ship management services per day per vessel										$ 0.325
Charter hire agreement commission rate										1.25%
Management Agreements Initial Term										5 years
Head management agreement commencement date										Mar. 23, 2020
Management agreements renewal period										5 years
Administration fees payable to related party										$ 1,600,000
Head management agreement, terms and manner of settlement										In the event of a change of control of the Company during the management period or within 12 months after the early termination of the Head Management Agreement, then the Company will pay to Maritime an amount equal to 2.5 times the then annual Administration Fees. Pursuant to the amendment of this agreement on March 18, 2020, in the event of such change of control and termination, the Company shall also pay to Maritime an amount equal to 12 months of the then daily Ship-management Fees.
Ship-management and administration fees percentage increase										Effective January 1, 2020, the Ship-management Fees and the Administration Fees were increased by 0.26% in line with the average inflation rate of Greece for 2019. For 2020, the average rate in Greece was a deflation of 1.24% and, as a result, no adjustment was made to the Ship-management Fees and the Administration Fees for 2021. The average inflation rate in Greece in 2021 was 1.23% and, as a result, an adjustment to the Ship-management Fees and the Administration Fees have been made effective January 1, 2022.
Pyxis Maritime Corporation [Member] | Pyxis Malou Vessel [Member]
Related Party Transaction [Line Items]
Management Agreements Initial Term										December 31, 2015, for “Pyxis Theta” it expired on December 31, 2017, for the “Pyxis Epsilon” and the “Pyxis Malou” it expired on December 31, 2018. The management agreements for the “Pyxis Karteria” and the “Pyxis Lamda” have an initial term of five years and they expire on December 31, 2026. Following their initial expiration dates, the management agreements were automatically renewed for consecutive five year periods, or until terminated by either party on three months’ notice.
Pyxis Maritime Corporation [Member] | While Vessel is Under Construction [Member]
Related Party Transaction [Line Items]
Ship management services per day per vessel										$ 0.450
SPP Shipbuilding Co. Ltd [Member] | Memorandum Of Agreement [Member]
Related Party Transaction [Line Items]
Fair value of shares issued for debt conversion										$ 2,170,000
Number of shares issued for debt conversion										4,139,003
Amount payable in cash										$ 1,325
Payment of construction		$ 32,000
Fair value of acquistion		31,172	$ 31,172
Senior loan facility		$ 21,680	21,680
Cash on hand										4,320,000
Due to related parties										$ 2,995
SPP Shipbuilding Co. Ltd [Member] | Memorandum Of Agreement [Member] | Secured Debt [Member]
Related Party Transaction [Line Items]
Fair value senior loan facility			$ 3,000,000